Employee benefits: variable compensation (Narrative) (Detail 1) shares in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares		Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CHF (SFr) shares		Dec. 31, 2015 CHF (SFr)
Equity Participation And Other Compensation Plans [Line Items]
Share delivery obligations | shares	166		166	166
Expense From Sharebased Payment Transactions With Employees	SFr 698,000,000			SFr 820,000,000		SFr 858,000,000
Variable compensation expense	3,090,000,000	[1]		SFr 2,972,000,000	[1]	3,210,000,000	[1]
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Minimum total compensation of employees to whom deferred cash awards are granted	SFr 300,000
Minimum total compensation of employees (in USD) to whom deferred cash awards are granted | $			$ 300,000
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for GEB members	10.00%		10.00%
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for non-GEB members	7.00%		7.00%
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%		20.00%
Deferred Contingent Capital Plan | Accounting Estimates Deferred Compensation [Member]
Equity Participation And Other Compensation Plans [Line Items]
Variable compensation expense	SFr 36,000,000
Deferred Contingent Capital Plan | Investment Bank | Accounting Estimates Deferred Compensation [Member]
Equity Participation And Other Compensation Plans [Line Items]
Variable compensation expense	SFr 25,000,000
Long-Term Deferred Retention Senior Incentive Scheme
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.		Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.
Description of vesting requirements for non-share-based compensation plans	Awards vested after three years		Awards vested after three years
Asset Management EOP
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.		In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
Financial advisor compensation
Equity Participation And Other Compensation Plans [Line Items]
Description of vesting requirements for non-share-based compensation plans	vest over various time periods of up to 10 years		vest over various time periods of up to 10 years
Strategic objective awards
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards with a vesting period of up to 6 years. Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were also allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vest upon contribution. Company contributions and voluntary contributions are credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant may elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.		Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards with a vesting period of up to 6 years. Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were also allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vest upon contribution. Company contributions and voluntary contributions are credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant may elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.
Description of vesting requirements for non-share-based compensation plans	Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date.		Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date.
Growth Plus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and early 2018. The awards are distributed over seven years, with the exception of 2018 awards, which will be distributed over five years.		GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and early 2018. The awards are distributed over seven years, with the exception of 2018 awards, which will be distributed over five years.
Awards distribution period for non-2018 arrangements	7 years		7 years
Awards distribution period for 2018 arrangements	5 years		5 years
Equity Ownership Plan
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	The EOP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. These employees receive at least 60% of their deferred performance award under the EOP in notional shares. EOP awards granted to GEB members and certain other employees only vest if both Group and business division performance conditions are met. Group performance is measured based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of the business division’s average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted before February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, awards that have been granted in February 2018 for the performance year 2017 to individuals who are deemed to be Material Risk Takers (MRTs) based on regulatory guidance in the EU do not carry such a dividend equivalent. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.		The EOP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. These employees receive at least 60% of their deferred performance award under the EOP in notional shares. EOP awards granted to GEB members and certain other employees only vest if both Group and business division performance conditions are met. Group performance is measured based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of the business division’s average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted before February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, awards that have been granted in February 2018 for the performance year 2017 to individuals who are deemed to be Material Risk Takers (MRTs) based on regulatory guidance in the EU do not carry such a dividend equivalent. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
Minimum total compensation of employees to whom share awards are granted	SFr 300,000
Minimum total compensation of employees (in USD) to whom share awards are granted | $			$ 300,000
Description Of Vesting Requirements For Sharebased Payment Arrangement	EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years).		EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years).
Equity Ownership Plan | Min.
Equity Participation And Other Compensation Plans [Line Items]
Proportion of deferred performance awards in notional shares	60.00%		60.00%
Equity Plus Plan
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains in employment, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash. Role-based allowances (RBAs): Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is only paid as long as the employee is within such a role. RBAs are offered in line with market practice and are generally paid in cash. In the UK, RBAs are awarded in cash and, above a certain threshold, in blocked UBS shares. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.		Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains in employment, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash. Role-based allowances (RBAs): Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is only paid as long as the employee is within such a role. RBAs are offered in line with market practice and are generally paid in cash. In the UK, RBAs are awarded in cash and, above a certain threshold, in blocked UBS shares. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.
KESAP And KESOP
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.		Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.
Senior Executive Stock Option Plan
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the fair market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.		Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the fair market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.
Description Of Vesting Requirements For Sharebased Payment Arrangement	These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.		These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.
Percentage of fair market value of a UBS share on the grant date used to determine the strike price of UBS options	110.00%		110.00%
UBS AG
Equity Participation And Other Compensation Plans [Line Items]
Share delivery obligations | shares	166		166	166
Expense From Sharebased Payment Transactions With Employees	SFr 713,000,000			SFr 819,000,000		858,000,000
Variable compensation expense	2,996,000,000	[1]		SFr 2,963,000,000	[1]	SFr 3,209,000,000	[1]
UBS AG | Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Minimum total compensation of employees to whom deferred cash awards are granted	SFr 300,000
Minimum total compensation of employees (in USD) to whom deferred cash awards are granted | $			$ 300,000
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for GEB members	10.00%		10.00%
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for non-GEB members	7.00%		7.00%
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%		20.00%
UBS AG | Deferred Contingent Capital Plan | Accounting Estimates Deferred Compensation [Member]
Equity Participation And Other Compensation Plans [Line Items]
Variable compensation expense	SFr 36,000,000
UBS AG | Deferred Contingent Capital Plan | Investment Bank | Accounting Estimates Deferred Compensation [Member]
Equity Participation And Other Compensation Plans [Line Items]
Variable compensation expense	SFr 25,000,000
UBS AG | Long-Term Deferred Retention Senior Incentive Scheme
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.		Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.
Description of vesting requirements for non-share-based compensation plans	Awards vested after three years		Awards vested after three years
UBS AG | Asset Management EOP
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.		In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
UBS AG | Financial advisor compensation
Equity Participation And Other Compensation Plans [Line Items]
Description of vesting requirements for non-share-based compensation plans	vest over various time periods of up to 10 years		vest over various time periods of up to 10 years
UBS AG | Strategic objective awards
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards with a vesting period of up to six years. Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS AG company contributions), participants were also allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vest upon contribution. Company contributions and voluntary contributions are credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant may elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.		Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards with a vesting period of up to six years. Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS AG company contributions), participants were also allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vest upon contribution. Company contributions and voluntary contributions are credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant may elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.
Description of vesting requirements for non-share-based compensation plans	Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date.		Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date.
UBS AG | Growth Plus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and early 2018. The awards are distributed over seven years, with the exception of 2018 awards, which will be distributed over five years.		GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and early 2018. The awards are distributed over seven years, with the exception of 2018 awards, which will be distributed over five years.
Awards distribution period for non-2018 arrangements	7 years		7 years
Awards distribution period for 2018 arrangements	5 years		5 years
UBS AG | Equity Ownership Plan
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	The EOP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. These employees receive at least 60% of their deferred performance award under the EOP in notional shares. EOP awards granted to GEB members and certain other employees only vest if both Group and business division performance conditions are met. Group performance is measured based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of the business division’s average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted before February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, awards that have been granted in February 2018 for the performance year 2017 to individuals who are deemed to be Material Risk Takers (MRTs) based on regulatory guidance in the EU do not carry such a dividend equivalent. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.		The EOP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. These employees receive at least 60% of their deferred performance award under the EOP in notional shares. EOP awards granted to GEB members and certain other employees only vest if both Group and business division performance conditions are met. Group performance is measured based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of the business division’s average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted before February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, awards that have been granted in February 2018 for the performance year 2017 to individuals who are deemed to be Material Risk Takers (MRTs) based on regulatory guidance in the EU do not carry such a dividend equivalent. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
Minimum total compensation of employees to whom share awards are granted	SFr 300,000
Minimum total compensation of employees (in USD) to whom share awards are granted | $			$ 300,000
Description Of Vesting Requirements For Sharebased Payment Arrangement	EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years).		EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years).
UBS AG | Equity Ownership Plan | Min.
Equity Participation And Other Compensation Plans [Line Items]
Proportion of deferred performance awards in notional shares	60.00%		60.00%
UBS AG | Equity Plus Plan
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains in employment, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash. Role-based allowances (RBAs): Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is only paid as long as the employee is within such a role. RBAs are offered in line with market practice and are generally paid in cash. In the UK, RBAs are awarded in cash and, above a certain threshold, in blocked UBS shares. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.		Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains in employment, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash. Role-based allowances (RBAs): Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is only paid as long as the employee is within such a role. RBAs are offered in line with market practice and are generally paid in cash. In the UK, RBAs are awarded in cash and, above a certain threshold, in blocked UBS shares. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.
UBS AG | KESAP And KESOP
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.		Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.
UBS AG | Senior Executive Stock Option Plan
Equity Participation And Other Compensation Plans [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the fair market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.		Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the fair market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.
Description Of Vesting Requirements For Sharebased Payment Arrangement	These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.		These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.
Percentage of fair market value of a UBS share on the grant date used to determine the strike price of UBS options	110.00%		110.00%

[1]	Refer to Note 27 for more information.